Subsequent event	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event

20. Subsequent event

On February 19, 2025, the Company announced that we had entered into a definitive asset purchase and sale agreement (the "PSA") with InPlay Oil Corp. ("InPlay") to dispose of our Pembina assets for proceeds of $320.0 million, subject to closing and other adjustments provided for in the PSA. The $320.0 million consideration received for the transaction is composed of $220.0 million of cash, $85.0 million in common shares of InPlay, and $15 million for InPlay's 34.6 percent interest in the Willesden Green Cardium Unit #2, subject to adjustment as provided for in the PSA. The transaction includes all the Company's assets in Pembina, with the exception of our non-operated interest in Pembina Cardium Unit #11 which we retain. The transaction has an effective date of December 1, 2024, and is expected to close early in the second quarter of 2025, subject to InPlay shareholder approval, all necessary regulatory and other approvals and the satisfaction of other customary closing conditions.